Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 96,278	$ 20,516
Trade and other receivables	365	306
Value added taxes recoverable	8,659	16,776
Inventory	22,446	9,657
Prepaid expenses	2,824	1,090
Restricted cash	2,290
Total current assets	132,862	48,345
Non-current financial assets
Restricted cash	1,142	3,680
Value added taxes recoverable	5,229	7,444
Long-term inventory	4,096	1,299
Property, plant and equipment	224,416	7,635
Mineral properties under construction		213,749
Exploration and evaluation properties	242,743	82,743
Deferred tax asset	2,405
Other non-current assets	923
TOTAL ASSETS	613,816	364,895
Current liabilities
Trade and other payables	11,708	6,816
Accrued liabilities	7,967	5,659
Current portion of long term debt	45,000	25,293
Taxes payable	33,102
Total current liabilities	97,777	37,768
Non-Current
Lease obligations	2,327	1,029
Long term debt	100,795	136,060
Deferred revenue	7,500
Site closure provisions	8,261	5,460
Other long term liabilities	172	161
TOTAL LIABILITIES	216,832	180,478
SHAREHOLDERS' EQUITY
Share capital	445,316	269,198
Reserves	24,009	29,306
Accumulated other comprehensive income	(1,583)	2,441
Accumulated deficit	(70,758)	(116,528)
TOTAL SHAREHOLDERS' EQUITY	396,984	184,417
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 613,816	$ 364,895